LEASES (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2015 USD ($)	Sep. 30, 2015	Mar. 31, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015	Dec. 31, 2012 USD ($)
Number of vessels leased out index linked time charters				9	3
Operating Leases, Future Minimum Payments Receivable, Current				$ 21,071,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months				$ 40,129,000
Number of vessels under capital lease		8		2	0
Sale Leaseback Transaction, Historical Cost	$ 272,000,000
Operating Leases, Number Of Assets Leased to Third Parties				1
Cost of vessels				$ 1,540,559,000	$ 915,060,000	$ 305,581,000		$ 305,581,000
Accumulated depreciation				$ 52,354,000	$ 62,395,000	42,834,000		$ 31,755,000
number of vessels leased out under capital leases to third parties				13	3
Operating Leases, Future Minimum Payments, Due in Two Years				$ 34,437,000
Operating Leases, Future Minimum Payments, Due in Three Years				34,397,000
Operating Leases, Future Minimum Payments, Due in Four Years				34,397,000
Operating Leases, Future Minimum Payments, Due in Five Years				34,488,000
Operating Leases, Future Minimum Payments, Due Thereafter				200,403,000
Operating Leases, Future Minimum Payments Due				378,251,000
Operating Leases, Future Minimum Payments Receivable, in Two Years				18,364,000
Operating Leases, Future Minimum Payments Receivable, in Three Years				16,673,000
Operating Leases, Future Minimum Payments Receivable, in Four Years				16,673,000
Operating Leases, Future Minimum Payments Receivable, in Five Years				11,669,000
Operating Leases, Future Minimum Payments Receivable, Thereafter				4,091,000
Operating Leases, Future Minimum Payments Receivable				$ 88,541,000
Number of vessels under operating lease from third parties				5	0
Total minimum lease period				13
Charter hire expenses				$ 30,719,000	$ 0	0
amortisation of unfavourable time charter contracts				1,400,000
Operating Leases, Rent Expense, Minimum Rentals				200,000
Operating leases, charterhire expense minimum rentals				378,100,000
Number of long term chartered in vessels acquired on merger							2
Number of vessels redelivered							1
contingent rental income				$ 20,000	$ 0	$ 0
Vessels leased out,Fixed Rate Time Charter				6	0
Number of vessels leased out to third party under operating leases				1	0
Vessels leased to third parties [Member]
Cost of vessels				$ 639,100,000	$ 222,900,000
Accumulated depreciation				$ 26,700,000	$ 38,000,000
Ship Finance International Ltd [Member]
Number of vessels sold and leased back			0
Profit share percentage				33.00%
Base rate				0.40%
Variable interest rate level				0.10%
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Daily Time Charter Rate, Period 1, Adjusted				$ 50
Number of vessels sold and leased back	8
Sale Leaseback Transaction, Historical Cost	$ 272,000,000
Daily Time Charter Rate, Period 1				$ 17,600
Charter Term, Contractual, Period 1				7 years
Daily Time Charter Rate, Period 2, Adjusted				$ 25
Time Charter Daily Rates				$ 14,900
Charter Term, Contractual, Period 2				3 years
Daily Operating Expenses Rate				$ 7,000
Purchase option, Vessels				$ 112,000,000
Charter Term, Contractual				10 years
Charter term, Extension				3 years
Daily Time Charter Rate, Extension				$ 14,900
Minimum [Member]
Time charter period for vessels leased out				1 year
Maximum [Member]
Time charter period for vessels leased out				10 years